Business Combination - Details of PCD of EHDFC (Detail) - eHDFC [Member] ₨ in Millions	Jul. 01, 2023 INR (₨)
Disclosure Of Financing Receivable Purchased With Credit Deterioration [Line Items]
Par value of PCD loans at acquisition	₨ 116,646.3
Allowance for credit losses on PCD loans at acquisition	39,415.2
Fair value of receivables at acquisition	77,200.4
Non-credit discount/(premium) on PCD loans at acquisition	30.7
Wholesale
Disclosure Of Financing Receivable Purchased With Credit Deterioration [Line Items]
Par value of PCD loans at acquisition	72,684.7
Allowance for credit losses on PCD loans at acquisition	36,487.3
Fair value of receivables at acquisition	36,197.4
Non-credit discount/(premium) on PCD loans at acquisition	0.0
Retail
Disclosure Of Financing Receivable Purchased With Credit Deterioration [Line Items]
Par value of PCD loans at acquisition	43,961.6
Allowance for credit losses on PCD loans at acquisition	2,927.9
Fair value of receivables at acquisition	41,003.0
Non-credit discount/(premium) on PCD loans at acquisition	₨ 30.7